UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE    68130

(Address of principal executive offices) (Zip code)

James Ash

            Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Principal Amount ($)			Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 95.9%
	FEDERAL HOME LOAN MORTGAGE CORP. - 36.6% (a)
5,000,000	Federal Home Loan Bank Discount Notes		0.0750	4/9/2014	$ 4,999,916
5,753,996	FHLMC Multifamily Structured Pass Through Certificates (b)		0.5043	4/25/2019	5,752,977
13,145,000	FHLMC Multifamily Structured Pass Through Certificates		1.7300	7/25/2019	12,901,022
6,123,000	FHLMC Multifamily Structured Pass Through Certificates		1.8690	11/25/2019	5,988,768
2,170,000	FHLMC Multifamily Structured Pass Through Certificates		2.1300	1/25/2019	2,183,329
545,000	FHLMC Multifamily Structured Pass Through Certificates		2.3230	10/25/2018	554,713
215,000	FHLMC Multifamily Structured Pass Through Certificates		2.4120	8/25/2018	220,370
500,000	FHLMC Multifamily Structured Pass Through Certificates		2.6990	5/25/2018	518,778
1,085,000	FHLMC Multifamily Structured Pass Through Certificates		3.1540	2/25/2018	1,145,452
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b)		3.2500	4/25/2023	5,613,885
3,845,000	FHLMC Multifamily Structured Pass Through Certificates (b)		3.3200	2/25/2023	3,905,426
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)		3.9740	1/25/2021	580,776
1,038,000	FHLMC Multifamily Structured Pass Through Certificates		3.9890	6/25/2021	1,118,756
5,000,000	Freddie Mac TBA		3.0000	4/15/2044	4,820,508
2,085,690	Freddie Mac Gold Pool		3.0000	2/1/2027	2,146,320
4,376,009	Freddie Mac Gold Pool		3.0000	3/1/2027	4,503,217
1,905,700	Freddie Mac Gold Pool		3.5000	5/1/2043	1,918,120
1,592,730	Freddie Mac Gold Pool		4.5000	5/1/2031	1,728,585
624,744	Freddie Mac Gold Pool		5.0000	5/1/2041	681,844
155,354	Freddie Mac Gold Pool		5.5000	1/1/2036	171,076
93,759	Freddie Mac Gold Pool		7.5000	6/1/2017	99,155
257,245	Freddie Mac Non Gold Pool (b)		2.0870	6/1/2037	272,383
991,453	Freddie Mac Non Gold Pool (b)		2.1170	5/1/2037	1,054,902
152,511	Freddie Mac Non Gold Pool (b)		2.2500	1/1/2023	155,464
1,297,757	Freddie Mac Non Gold Pool (b)		2.2650	11/1/2036	1,381,654
320,459	Freddie Mac Non Gold Pool (b)		2.2900	4/1/2036	340,252
4,350,181	Freddie Mac Non Gold Pool (b)		2.3450	8/1/2033	4,623,663
488,653	Freddie Mac Non Gold Pool (b)		2.3500	11/1/2033	522,594
917,129	Freddie Mac Non Gold Pool (b)		2.3520	1/1/2035	980,709
643,189	Freddie Mac Non Gold Pool (b)		2.3650	11/1/2036	689,472
406,939	Freddie Mac Non Gold Pool (b)		2.3690	4/1/2035	436,815
771,974	Freddie Mac Non Gold Pool (b)		2.3700	3/1/2036	819,093
8,143,281	Freddie Mac Non Gold Pool (b)		2.3740	9/1/2038	8,691,765
900,969	Freddie Mac Non Gold Pool (b)		2.3750	2/1/2035	961,362
2,783,289	Freddie Mac Non Gold Pool (b)		2.3750	3/1/2037	2,969,180
959,363	Freddie Mac Non Gold Pool (b)		2.3770	2/1/2036	1,024,030
944,010	Freddie Mac Non Gold Pool (b)		2.3960	1/1/2033	1,003,711
696,546	Freddie Mac Non Gold Pool (b)		2.4010	9/1/2035	739,923
541,691	Freddie Mac Non Gold Pool (b)		2.4050	1/1/2035	577,031
726,864	Freddie Mac Non Gold Pool (b)		2.4160	2/1/2036	768,405
72,845	Freddie Mac Non Gold Pool (b)		2.4390	7/1/2024	73,831
627,628	Freddie Mac Non Gold Pool (b)		2.4470	4/1/2037	673,285
363,485	Freddie Mac Non Gold Pool (b)		2.5090	11/1/2038	390,169
393,904	Freddie Mac Non Gold Pool (b)		2.5140	4/1/2037	423,351
267,770	Freddie Mac Non Gold Pool (b)		2.5140	9/1/2038	282,658
822,734	Freddie Mac Non Gold Pool (b)		2.5570	6/1/2034	875,183
4,833,254	Freddie Mac Non Gold Pool (b)		2.5910	3/1/2038	5,165,140
1,362,047	Freddie Mac Non Gold Pool (b)		2.6200	5/1/2036	1,468,443
2,652,210	Freddie Mac Non Gold Pool (b)		2.6350	11/1/2036	2,836,212
291,253	Freddie Mac Non Gold Pool (b)		2.8050	3/1/2037	306,103
1,014,878	Freddie Mac Non Gold Pool (b)		4.7180	11/1/2038	1,069,404
968,213	Freddie Mac Non Gold Pool (b)		4.7770	9/1/2038	1,013,123
200,908	Freddie Mac Non Gold Pool (b)		5.0780	6/1/2037	215,491
171,474	Freddie Mac Non Gold Pool (b)		5.2570	12/1/2037	184,911
191,363	Freddie Mac Non Gold Pool (b)		5.5730	5/1/2037	203,988
488,546	Freddie Mac REMICS (b,c)		0.3050	4/15/2018	488,825
310,954	Freddie Mac REMICS (b,c)		0.3550	10/15/2017	311,303
311,585	Freddie Mac REMICS (b,c)		0.3950	5/15/2036	311,369
29,025	Freddie Mac REMICS (b,c)		0.5050	4/15/2033	29,054
166,181	Freddie Mac REMICS (b,c)		0.5450	8/15/2035	166,751
461,832	Freddie Mac REMICS (b,c)		0.5550	11/15/2032	465,746
319,679	Freddie Mac REMICS (b,c)		0.9050	12/15/2032	325,885
108,266	Freddie Mac REMICS (b,c)		1.1050	12/15/2031	111,153
183,033	Freddie Mac REMICS (b,c)		1.1550	3/15/2032	188,294
122,413	Freddie Mac REMICS (c)		4.0000	10/15/2017	124,203
769,785	Freddie Mac REMICS (c)		4.0000	2/15/2020	812,150
100,706	Freddie Mac REMICS (c)		4.0000	9/15/2024	101,766
485,320	Freddie Mac REMICS (c)		4.0000	4/15/2041	511,684
44,560	Freddie Mac REMICS (c)		4.2500	6/15/2019	45,137
90,124	Freddie Mac REMICS (c)		4.2500	3/15/2034	93,871
1,458,658	Freddie Mac REMICS (c)		4.4425	12/15/2036	1,534,204
700,000	Freddie Mac REMICS (c)		4.5000	2/15/2020	751,014
648,095	Freddie Mac REMICS (c)		4.5000	10/15/2027	668,872
107,871	Freddie Mac REMICS (c)		4.5000	11/15/2028	112,003
259,037	Freddie Mac REMICS (c)		4.5000	8/15/2034	277,753
117,398	Freddie Mac REMICS (c)		4.5000	12/15/2036	118,895
744,588	Freddie Mac REMICS (c)		4.5463	6/15/2048	787,343
284,600	Freddie Mac REMICS (c)		5.0000	2/15/2018	301,420
840,303	Freddie Mac REMICS (c)		5.0000	10/15/2019	901,596
2,869,193	Freddie Mac REMICS (c)		5.0000	12/15/2024	3,095,894
301,338	Freddie Mac REMICS (c)		5.0000	1/15/2026	331,117
240,534	Freddie Mac REMICS (c)		5.0000	10/15/2032	248,980
1,523,460	Freddie Mac REMICS (c)		5.0000	11/15/2032	1,571,042
178,975	Freddie Mac REMICS (c)		5.0000	1/15/2033	180,661
1,490,000	Freddie Mac REMICS (c)		5.0000	9/15/2035	1,625,022
54,682	Freddie Mac REMICS (c)		5.0000	10/15/2036	55,104
86,070	Freddie Mac REMICS (c)		5.5000	7/15/2033	93,082
158,665	Freddie Mac REMICS (c)		5.5000	12/15/2033	159,961
2,049,900	Freddie Mac REMICS (c)		5.5000	11/15/2034	2,126,193
1,545,000	Freddie Mac REMICS (c)		5.5000	5/15/2035	1,716,330
4,852,664	Freddie Mac REMICS (c)		5.5000	2/15/2038	5,273,378
138,311	Freddie Mac REMICS (c)		6.0000	1/15/2025	139,381
256,397	Freddie Mac REMICS (c)		6.0000	3/15/2029	285,002
676,618	Freddie Mac REMICS (c)		6.5000	12/15/2023	746,089
322,947	Freddie Mac REMICS (c)		6.5000	12/15/2028	361,748
					132,295,968
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.1% (a)
4,000,000	Fannie Mae TBA (b)		4.0000	4/1/2041	4,158,750
244,709	Fannie Mae Pool (b)		1.3320	4/1/2034	249,778
145,737	Fannie Mae Pool (b)		1.3320	9/1/2044	148,827
152,021	Fannie Mae Pool (b)		1.8090	2/1/2036	162,091
64,216	Fannie Mae Pool (b)		1.8750	2/1/2020	65,779
545,503	Fannie Mae Pool (b)		1.8850	8/1/2035	582,527
841,280	Fannie Mae Pool (b)		1.9160	1/1/2035	887,668
381,734	Fannie Mae Pool (b)		1.9230	7/1/2035	406,160
226,166	Fannie Mae Pool (b)		2.0520	7/1/2032	231,244
68,884	Fannie Mae Pool (b)		2.1270	1/1/2019	70,057
1,151,583	Fannie Mae Pool (b)		2.1370	2/1/2036	1,217,270
80,724	Fannie Mae Pool (b)		2.1400	3/1/2033	81,225
494,895	Fannie Mae Pool (b)		2.2020	9/1/2035	527,690
2,526,907	Fannie Mae Pool (b)		2.2020	9/1/2037	2,683,182
131,064	Fannie Mae Pool (b)		2.2500	5/1/2032	132,931
578,860	Fannie Mae Pool (b)		2.2580	9/1/2034	618,106
112,018	Fannie Mae Pool (b)		2.2630	5/1/2032	116,204
239,928	Fannie Mae Pool (b)		2.2700	9/1/2036	255,679
1,817,026	Fannie Mae Pool (b)		2.2770	4/1/2037	1,926,112
1,957,863	Fannie Mae Pool (b)		2.2840	11/1/2033	2,074,701
1,550,665	Fannie Mae Pool (b)		2.2880	7/1/2035	1,645,544
1,181,047	Fannie Mae Pool (b)		2.3100	1/1/2036	1,254,547
820,246	Fannie Mae Pool (b)		2.3210	4/1/2033	873,919
657,120	Fannie Mae Pool (b)		2.3230	4/1/2034	697,788
152,603	Fannie Mae Pool (b)		2.3370	6/1/2036	162,256
3,128,174	Fannie Mae Pool (b)		2.3420	10/1/2034	3,352,452
129,216	Fannie Mae Pool (b)		2.3450	5/1/2035	137,690
1,322,853	Fannie Mae Pool (b)		2.3470	7/1/2035	1,409,650
904,650	Fannie Mae Pool (b)		2.3470	8/1/2035	962,191
1,098,297	Fannie Mae Pool (b)		2.3470	8/1/2035	1,159,454
112,720	Fannie Mae Pool (b)		2.3590	7/1/2033	115,451
74,905	Fannie Mae Pool (b)		2.3590	8/1/2039	79,650
1,088,629	Fannie Mae Pool (b)		2.3750	10/1/2033	1,151,541
179,550	Fannie Mae Pool (b)		2.3920	1/1/2036	190,513
98,161	Fannie Mae Pool (b)		2.3950	5/1/2031	100,005
358,140	Fannie Mae Pool (b)		2.4050	6/1/2037	383,408
751,394	Fannie Mae Pool (b)		2.4120	6/1/2033	788,570
1,061,857	Fannie Mae Pool (b)		2.4120	10/1/2033	1,129,042
360,776	Fannie Mae Pool (b)		2.4240	8/1/2035	386,905
1,774,680	Fannie Mae Pool (b)		2.4370	1/1/2035	1,883,282
1,728,058	Fannie Mae Pool (b)		2.4380	10/1/2036	1,839,560
1,524,910	Fannie Mae Pool (b)		2.4430	4/1/2037	1,629,064
125,409	Fannie Mae Pool (b)		2.4500	11/1/2029	129,283
78,790	Fannie Mae Pool (b)		2.5010	2/1/2025	79,469
804,839	Fannie Mae Pool (b)		2.5200	4/1/2037	858,622
5,329,047	Fannie Mae Pool (b)		2.5290	3/1/2037	5,687,639
188,684	Fannie Mae Pool (b)		2.5540	8/1/2033	201,321
83,432	Fannie Mae Pool (b)		2.5580	1/1/2030	84,453
1,722,253	Fannie Mae Pool (b)		2.5590	7/1/2037	1,848,363
3,509,637	Fannie Mae Pool (b)		2.6060	3/1/2037	3,758,365
106,637	Fannie Mae Pool (b)		2.6250	9/1/2033	110,562
810,207	Fannie Mae Pool (b)		2.6250	8/1/2036	869,747
465,307	Fannie Mae Pool (b)		2.6530	5/1/2035	500,910
1,446,265	Fannie Mae Pool (b)		2.7000	1/1/2036	1,569,790
1,803,576	Fannie Mae Pool (b)		2.7000	10/1/2036	1,929,167
66,331	Fannie Mae Pool (b)		2.7490	7/1/2029	68,208
176,391	Fannie Mae Pool (b)		2.9940	11/1/2035	188,925
4,193,178	Fannie Mae Pool		3.0000	11/1/2026	4,317,989
1,018,179	Fannie Mae Pool		3.0000	1/1/2027	1,048,836
1,784,221	Fannie Mae Pool		3.0000	4/1/2027	1,837,865
234,494	Fannie Mae Pool		3.0000	5/1/2027	241,540
5,204,281	Fannie Mae Pool		3.0000	9/1/2043	5,035,592
414,216	Fannie Mae Pool (b)		3.2230	6/1/2035	440,685
525,076	Fannie Mae Pool (b)		3.4420	7/1/2037	573,135
516,112	Fannie Mae Pool (b)		3.5070	12/1/2039	553,237
111,559	Fannie Mae Pool (b)		3.6110	2/1/2023	117,845
2,168,498	Fannie Mae Pool		4.0000	8/1/2043	2,258,226
597,206	Fannie Mae Pool (b)		4.7360	8/1/2038	644,546
850,887	Fannie Mae Pool (b)		4.9150	9/1/2037	902,180
412,917	Fannie Mae Pool		5.0000	7/1/2035	452,117
313,070	Fannie Mae Pool		5.0000	7/1/2037	343,395
236,686	Fannie Mae Pool		5.0000	6/1/2040	258,413
239,147	Fannie Mae Pool		5.0000	6/1/2040	261,953
727,471	Fannie Mae Pool (b)		5.4860	1/1/2038	777,655
447,793	Fannie Mae Pool		5.5000	11/1/2023	486,936
81,615	Fannie Mae Pool		5.5000	7/1/2037	90,118
135,449	Fannie Mae Pool		5.5000	10/1/2037	149,561
569,613	Fannie Mae Pool		6.0000	4/1/2033	664,461
360,863	Fannie Mae Pool		6.0000	7/1/2036	406,226
384,510	Fannie Mae REMICS (b,c)		0.3543	1/25/2037	384,564
67,239	Fannie Mae REMICS (b,c)		0.4050	11/17/2029	67,426
994,549	Fannie Mae REMICS (b,c)		0.7065	12/18/2030	1,006,938
1,449,978	Fannie Mae REMICS (b,c)		0.7065	12/18/2030	1,468,040
544,035	Fannie Mae REMICS (b,c)		0.7543	12/25/2032	551,104
142,604	Fannie Mae REMICS (b,c)		1.0543	5/25/2022	144,662
427,687	Fannie Mae REMICS (b,c)		1.1543	8/25/2031	439,512
295,601	Fannie Mae REMICS (c)		3.5000	9/25/2036	302,999
624,091	Fannie Mae REMICS (b,c)		3.8854	8/25/2038	631,830
198,705	Fannie Mae REMICS (c)		4.0000	1/25/2019	208,368
40,157	Fannie Mae REMICS (c)		4.5000	11/25/2022	40,884
39,412	Fannie Mae REMICS (c)		4.5000	1/25/2038	39,807
77,511	Fannie Mae REMICS (c)		5.0000	5/25/2023	83,034
53,126	Fannie Mae REMICS (c)		5.0000	7/25/2025	55,332
83,814	Fannie Mae REMICS (c)		5.0000	11/25/2032	91,302
533,675	Fannie Mae REMICS (c)		5.0000	8/25/2033	542,246
1,265,876	Fannie Mae REMICS (c)		5.0000	1/25/2034	1,323,836
259,361	Fannie Mae REMICS (c)		5.0000	4/25/2034	272,502
142,395	Fannie Mae REMICS (c)		5.0000	3/25/2037	143,528
1,123,272	Fannie Mae REMICS (c)		5.5000	11/25/2025	1,241,929
235,012	Fannie Mae REMICS (c)		5.5000	1/25/2033	250,987
162,665	Fannie Mae REMICS (c)		5.5000	4/25/2035	179,532
687,068	Fannie Mae REMICS (c)		6.0000	11/25/2032	765,619
79,642	Fannie Mae REMICS (b,c)		6.0693	5/25/2037	86,539
10,000,000	Federal National Mortgage		0.0600	4/24/2014	9,999,617
					97,997,935
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 32.2%
4,641,163	Ginnie Mae II pool (b)		0.8710	7/20/2062	4,659,976
1,751,643	Ginnie Mae II pool (b)		0.9960	6/20/2062	1,767,519
1,133,064	Ginnie Mae II pool (b)		1.2700	12/20/2061	1,151,858
729,883	Ginnie Mae II pool (b)		1.5300	6/20/2058	746,925
2,616,173	Ginnie Mae II pool (b)		2.0590	2/20/2063	2,773,409
387,379	Ginnie Mae II pool (b)		2.1750	2/20/2063	414,121
4,102,743	Ginnie Mae II pool (b)		2.2260	2/20/2063	4,391,059
4,817,624	Ginnie Mae II pool (b)		2.2790	1/20/2063	5,119,559
1,345,161	Ginnie Mae II pool (b)		2.2940	10/20/2062	1,446,998
2,397,893	Ginnie Mae II pool (b)		2.3210	1/20/2063	2,573,692
9,954,605	Ginnie Mae II pool (b)		2.3280	3/20/2063	10,713,828
2,123,809	Ginnie Mae II pool (b)		2.3410	2/20/2063	2,275,067
5,213,572	Ginnie Mae II pool (b)		2.4840	9/20/2062	5,643,272
1,843,824	Ginnie Mae II pool (b)		2.5440	2/20/2063	1,992,077
1,351,095	Ginnie Mae II pool		4.3120	2/20/2063	1,480,054
2,429,121	Ginnie Mae II pool		4.4660	12/20/2062	2,675,939
1,890,606	Ginnie Mae II pool		4.4790	2/20/2062	2,070,828
4,879,281	Ginnie Mae II pool		4.5050	4/20/2063	5,383,480
5,235,557	Ginnie Mae II pool		4.5210	12/20/2061	5,730,372
3,980,289	Ginnie Mae II pool		4.5240	7/20/2062	4,375,189
3,302,789	Ginnie Mae II pool		4.5320	12/20/2062	3,643,463
1,990,410	Ginnie Mae II pool		4.5580	8/20/2062	2,187,694
681,665	Ginnie Mae II pool		4.5600	3/20/2062	746,955
4,001,041	Ginnie Mae II pool		4.5830	7/20/2062	4,408,309
3,162,864	Ginnie Mae II pool		4.5830	11/20/2062	3,490,849
3,053,082	Ginnie Mae II pool		4.5880	10/20/2062	3,365,141
1,277,286	Ginnie Mae II pool		4.6040	6/20/2062	1,406,432
494,697	Ginnie Mae II pool		4.6390	3/20/2062	544,083
2,061,662	Ginnie Mae II pool		4.6500	1/20/2061	2,243,200
2,494,315	Ginnie Mae II pool		4.7000	8/20/2061	2,732,623
508,889	Ginnie Mae II pool		4.7430	1/20/2061	553,229
1,234,826	Ginnie Mae II pool		4.8080	8/20/2062	1,356,898
1,925,570	Ginnie Mae II pool		4.8100	2/20/2061	2,108,120
361,854	Ginnie Mae II pool		4.8260	6/20/2061	403,186
2,830,463	Ginnie Mae II pool		4.8510	5/20/2062	3,101,488
1,003,247	Ginnie Mae II pool		4.9090	6/20/2062	1,099,283
966,803	Ginnie Mae II pool		4.9170	2/20/2062	1,057,462
1,306,171	Government National Mortgage Association (b,c)		0.4050	12/16/2028	1,307,864
3,666,287	Government National Mortgage Association (b)		0.6585	10/20/2062	3,667,924
3,773,055	Government National Mortgage Association (b)		0.6585	12/20/2062	3,775,862
3,040,205	Government National Mortgage Association (b)		0.7600	4/20/2063	3,042,771
58,659	Government National Mortgage Association (c)		4.5000	9/20/2035	58,930
454,453	Government National Mortgage Association (c)		6.5000	7/20/2028	516,694
817,570	Government National Mortgage Association (c)		6.5000	4/20/2029	924,750
1,346,599	Government National Mortgage Association (b,c)		7.2202	7/20/2032	1,543,013
					116,671,445
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $349,244,867)				346,965,348

	U.S. TREASURY - 5.0%
9,785,000	United States Treasury Note		0.3750	2/15/2016	9,785,577
4,915,000	United States Treasury Note		1.7500	5/15/2023	4,553,861
4,025,000	United States Treasury Note		2.7500	2/15/2024	4,034,591
	TOTAL U.S. TREASURY NOTES (Cost - $18,258,068)				18,374,029

	TOTAL INVESTMENTS - 100.9% (Cost - $367,502,935) (d)				$ 365,339,377
	OTHER ASSETS AND LIABILITIES - NET - (0.9)%				(3,381,042)
	TOTAL NET ASSETS - 100.0%				$ 361,958,335

TBA	To be announced security.
(a)

 Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal

National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $367,331,578 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:		$ 1,801,383
			Unrealized Depreciation:		(3,793,584)
			Net Unrealized Depreciation:		$ (1,992,201)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s investments measured at fair value:

	Assets	Level 1	Level 2	Level 3	Total
	U.S. Government Agencies	$ -	$ 346,965,348	$ -	$ 346,965,348
	U.S. Tresury Notes	-	18,374,029	-	18,374,029
	Total	$ -	$ 365,339,377	$ -	$ 365,339,377
	The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date  05/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/26/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/26/2014